AURORA 10Q - UNAUDITED CONDENSED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Total	Aurora Acquisition Corp	Common Stock	Additional Paid-in Capital	Additional Paid-in Capital Aurora Acquisition Corp	Accumulated Deficit	Accumulated Deficit Aurora Acquisition Corp	Class A ordinary share Common Stock Aurora Acquisition Corp	Class B ordinary shares Common Stock Aurora Acquisition Corp
Beginning balance (in shares) at Dec. 31, 2020									7,200,000
Beginning balance at Dec. 31, 2020	$ 49,326,000	$ 5,000	$ 8,000	$ 42,301,000	$ 24,280	$ 7,522,000	$ (20,000)		$ 720
Increase (Decrease) in Stockholders' Equity
Redemption of Class A ordinary shares		0
Net income (loss)	(301,128,000)	(6,527,175)				(301,128,000)	(6,527,175)
Ending balance (in shares) at Dec. 31, 2021								3,500,000	6,950,072
Ending balance at Dec. 31, 2021	240,160,000	7,146,051	10,000	571,501,000	13,692,181	(292,613,000)	(6,547,175)	$ 350	$ 695
Increase (Decrease) in Stockholders' Equity
Net income (loss)		1,010,040					1,010,040
Ending balance (in shares) at Mar. 31, 2022								3,500,000	6,950,072
Ending balance at Mar. 31, 2022		8,156,091			13,692,181		(5,537,135)	$ 350	$ 695
Beginning balance (in shares) at Dec. 31, 2021								3,500,000	6,950,072
Beginning balance at Dec. 31, 2021	240,160,000	7,146,051	10,000	571,501,000	13,692,181	(292,613,000)	(6,547,175)	$ 350	$ 695
Increase (Decrease) in Stockholders' Equity
Redemption of Class A ordinary shares		(287,884)
Net income (loss)		2,795,946
Ending balance (in shares) at Jun. 30, 2022								3,500,000	6,950,072
Ending balance at Jun. 30, 2022	(139,216,000)	17,976,555	10,000	601,756,000	21,726,739	(691,865,000)	(3,751,229)	$ 350	$ 695
Beginning balance (in shares) at Dec. 31, 2021								3,500,000	6,950,072
Beginning balance at Dec. 31, 2021	240,160,000	7,146,051	10,000	571,501,000	13,692,181	(292,613,000)	(6,547,175)	$ 350	$ 695
Increase (Decrease) in Stockholders' Equity
Net income (loss)	(625,864,000)					(625,864,000)
Ending balance at Sep. 30, 2022	(355,088,000)		10,000	615,662,000		(918,477,000)
Beginning balance (in shares) at Dec. 31, 2021								3,500,000	6,950,072
Beginning balance at Dec. 31, 2021	240,160,000	7,146,051	10,000	571,501,000	13,692,181	(292,613,000)	(6,547,175)	$ 350	$ 695
Increase (Decrease) in Stockholders' Equity
Redemption of Class A ordinary shares		(3,625,617)
Remeasurement for Class A ordinary shares subject to redemption amount		(3,625,617)			(3,625,617)
Derecognition of deferred underwriting fee		8,322,442			8,322,442
Net income (loss)	(888,802,000)	8,735,542				(888,802,000)	8,735,542
Ending balance (in shares) at Dec. 31, 2022								3,500,000	6,950,072
Ending balance at Dec. 31, 2022	(610,100,000)	20,578,418			18,389,006		2,188,367	$ 350	$ 695
Beginning balance (in shares) at Mar. 31, 2022								3,500,000	6,950,072
Beginning balance at Mar. 31, 2022		8,156,091			13,692,181		(5,537,135)	$ 350	$ 695
Increase (Decrease) in Stockholders' Equity
Remeasurement for Class A ordinary shares subject to redemption amount		(287,884)			(287,884)
Derecognition of deferred underwriting fee		8,322,442			8,322,442
Net income (loss)		1,785,906					1,785,906
Ending balance (in shares) at Jun. 30, 2022								3,500,000	6,950,072
Ending balance at Jun. 30, 2022	(139,216,000)	17,976,555	10,000	601,756,000	21,726,739	(691,865,000)	(3,751,229)	$ 350	$ 695
Increase (Decrease) in Stockholders' Equity
Net income (loss)	(226,612,000)					(226,612,000)
Ending balance at Sep. 30, 2022	(355,088,000)		10,000	615,662,000		(918,477,000)
Beginning balance (in shares) at Dec. 31, 2022								3,500,000	6,950,072
Beginning balance at Dec. 31, 2022	(610,100,000)	20,578,418			18,389,006		2,188,367	$ 350	$ 695
Increase (Decrease) in Stockholders' Equity
Interest adjustment to redemption value		(1,676,767)			(1,676,767)
Redemption of Class A ordinary shares		(16,999,995)			(16,637,434)		(362,395)	$ (166)
Redemption of Class A ordinary shares (in shares)								(1,663,760)
Net income (loss)		(127,955)					(127,955)
Ending balance (in shares) at Mar. 31, 2023								1,836,240	6,950,072
Ending balance at Mar. 31, 2023		1,773,701			74,805		1,698,017	$ 184	$ 695
Beginning balance (in shares) at Dec. 31, 2022								3,500,000	6,950,072
Beginning balance at Dec. 31, 2022	(610,100,000)	20,578,418			18,389,006		2,188,367	$ 350	$ 695
Increase (Decrease) in Stockholders' Equity
Redemption of Class A ordinary shares		(16,999,995)
Net income (loss)		(959,086)
Ending balance (in shares) at Jun. 30, 2023								1,836,240	6,950,072
Ending balance at Jun. 30, 2023	(732,248,000)	922,616	30,000	642,531,000	54,851	(1,316,823,000)	866,886	$ 184	$ 695
Beginning balance (in shares) at Dec. 31, 2022								3,500,000	6,950,072
Beginning balance at Dec. 31, 2022	(610,100,000)	20,578,418			18,389,006		2,188,367	$ 350	$ 695
Increase (Decrease) in Stockholders' Equity
Net income (loss)	(475,441,000)					(475,441,000)
Ending balance at Sep. 30, 2023	157,232,000		74,000	1,826,848,000		(1,656,856,000)
Beginning balance (in shares) at Mar. 31, 2023								1,836,240	6,950,072
Beginning balance at Mar. 31, 2023		1,773,701			74,805		1,698,017	$ 184	$ 695
Increase (Decrease) in Stockholders' Equity
Remeasurement for Class A ordinary shares subject to redemption amount		(19,954)			(19,954)
Net income (loss)		(831,131)					(831,131)
Ending balance (in shares) at Jun. 30, 2023								1,836,240	6,950,072
Ending balance at Jun. 30, 2023	(732,248,000)	$ 922,616	30,000	642,531,000	$ 54,851	(1,316,823,000)	$ 866,886	$ 184	$ 695
Increase (Decrease) in Stockholders' Equity
Net income (loss)	(340,033,000)					(340,033,000)
Ending balance at Sep. 30, 2023	$ 157,232,000		$ 74,000	$ 1,826,848,000		$ (1,656,856,000)